IMPAIRMENT - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ 907	£ (61)	£ 1,456
Other changes in credit quality	547	(416)	2,246
Additions and repayments	62	(794)	168
Methodology and model changes	(63)	(42)	165
Other items	(1)	(5)	25
Other items impacting the impairment charge	545	(1,257)	2,604
Impairment loss (reversal of impairment loss) recognised in profit or loss	1,452	(1,318)	4,060
In respect of:
Financial assets at amortised cost	1,335	(1,085)	3,802
Impairment charge (credit) on drawn balances	1,335	(1,085)	3,802
Loan commitments and financial guarantees	111	(231)	253
Financial assets at fair value through other comprehensive income	6
Financial assets at fair value through other comprehensive income		2	5
Residual value and voluntary impairment charges	0	(77)	41
Loans and advances to banks
In respect of:
Loans and advances	9	(4)	4
Loans and advances to customers
In respect of:
Loans and advances	1,320	(1,081)	3,798
Debt securities
In respect of:
Loans and advances	6
Stage 1 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(23)	74	(168)
Other changes in credit quality	(284)	(313)	909
Additions and repayments	114	(231)	77
Methodology and model changes	2	(63)	(31)
Other items	0	2	0
Other items impacting the impairment charge	(168)	(605)	955
Impairment loss (reversal of impairment loss) recognised in profit or loss	(191)	(531)	787
In respect of:
Financial assets at amortised cost	(217)	(440)	682
Impairment charge (credit) on drawn balances	(217)	(440)	682
Loan commitments and financial guarantees	20	(89)	100
Financial assets at fair value through other comprehensive income	6
Financial assets at fair value through other comprehensive income		2	5
Stage 1 £m | Loans and advances to banks
In respect of:
Loans and advances	9	(4)	4
Stage 1 £m | Loans and advances to customers
In respect of:
Loans and advances	(232)	(436)	678
Stage 1 £m | Debt securities
In respect of:
Loans and advances	6
Stage 2 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	573	(474)	925
Other changes in credit quality	90	(307)	6
Additions and repayments	97	(379)	173
Methodology and model changes	11	15	170
Other items	0	4	0
Other items impacting the impairment charge	198	(667)	349
Impairment loss (reversal of impairment loss) recognised in profit or loss	771	(1,141)	1,274
In respect of:
Financial assets at amortised cost	679	(1,008)	1,130
Impairment charge (credit) on drawn balances	679	(1,008)	1,130
Loan commitments and financial guarantees	92	(133)	144
Financial assets at fair value through other comprehensive income	0
Financial assets at fair value through other comprehensive income		0	0
Stage 2 £m | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 2 £m | Loans and advances to customers
In respect of:
Loans and advances	679	(1,008)	1,130
Stage 2 £m | Debt securities
In respect of:
Loans and advances	0
Stage 3 £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	357	339	699
Other changes in credit quality	663	252	1,164
Additions and repayments	(91)	(97)	(52)
Methodology and model changes	(47)	6	26
Other items	(1)	(11)	25
Other items impacting the impairment charge	524	150	1,163
Impairment loss (reversal of impairment loss) recognised in profit or loss	881	489	1,862
In respect of:
Financial assets at amortised cost	882	498	1,853
Impairment charge (credit) on drawn balances	882	498	1,853
Loan commitments and financial guarantees	(1)	(9)	9
Financial assets at fair value through other comprehensive income	0
Financial assets at fair value through other comprehensive income		0	0
Stage 3 £m | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
Stage 3 £m | Loans and advances to customers
In respect of:
Loans and advances	882	498	1,853
Stage 3 £m | Debt securities
In respect of:
Loans and advances	0
POCI £m
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	78	(48)	167
Additions and repayments	(58)	(87)	(30)
Methodology and model changes	(29)	0	0
Other items	0	0	0
Other items impacting the impairment charge	(9)	(135)	137
Impairment loss (reversal of impairment loss) recognised in profit or loss	(9)	(135)	137
In respect of:
Financial assets at amortised cost	(9)	(135)	137
Impairment charge (credit) on drawn balances	(9)	(135)	137
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0
Financial assets at fair value through other comprehensive income		0	0
POCI £m | Loans and advances to banks
In respect of:
Loans and advances	0	0	0
POCI £m | Loans and advances to customers
In respect of:
Loans and advances	(9)	£ (135)	£ 137
POCI £m | Debt securities
In respect of:
Loans and advances	£ 0